Assets Measure at Fair Value on Nonrecurring Basis (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Provision for Credit Losses	$ 55.0	$ 160.0	$ 215.0
Other Operating Expenses	267.1	270.0	136.3
Loans | Fair Value, Inputs, Level 3 | Specific Allowances
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Provision for Credit Losses	11.3	22.5
Other Operating Expenses	$ 1.5	$ 4.9